THE UNION CENTRAL LIFE INSURANCE COMPANY

("Union Central")

CARILLON LIFE ACCOUNT

("Separate Account")

Supplement to

Excel Choice VUL

Prospectus Dated November 5, 2007

Supplement Dated November 7, 2008

This supplement amends certain disclosure contained in the above-referenced prospectuses for the policies with the same names. Please keep this supplement together with your prospectus for future reference. Please note that some information provided below may not be applicable to you, as all underlying portfolios may not be available as subaccount investment options under your policy.

The Union Central Life Insurance Company ("Union Central") has been advised that the Board of Directors of the Summit Mutual Funds, Inc. (the "Fund") has approved in principle the merger of the following portfolios:

Fund Merging Portfolio	Fund Acquiring Portfolio
Summit Mutual Funds, Inc.*	Calvert Variable Series, Inc.*
Summit Bond Portfolio	Income Portfolio

* These Funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Union Central.

Completion of the merger is subject to a number of conditions, including approval by shareholders of the Summit Bond Portfolio. If approved, the merger is scheduled to take place on or about December 12, 2008. We will notify you if the merger does not go forward on or about December 12, 2008.

If the merger is approved, immediately following the merger, we will make the following changes to the administration of the policies:

•

the subaccount that currently invests in the Merging Portfolio will own shares of the Acquiring Portfolio, and we will combine the subaccount that currently invests in the Merging Portfolio into the subaccount that currently invests in the Acquiring Portfolio;

•

any instructions that you have in effect with respect to a subaccount that invests in the Merging Portfolio will be treated as instructions with respect to the subaccount that invests in the Acquiring Portfolio. Such instructions would include, for example, instructions concerning allocation of premium payments or charges under your policy, and instructions for automatic transactions, such as periodic withdrawals, or portfolio rebalancing. However, you may change such instructions at any time, in the manner and subject to the terms and conditions set forth in the prospectus; and

•

all references and information contained in the prospectus related to the Merging Portfolio will be deleted. Specifically, this will apply to the portfolio name and data for the merging portfolio found in the chart under the heading Separate Account Variable Investment Options in your prospectus, as well as the portfolio list on page 1 of each annuity prospectus.

Union Central has also been advised that the Board of Directors of the Summit Mutual Funds, Inc. recommends, also subject to shareholder approval, that on or about December 12, 2008, the Fund will change its investment adviser to Calvert Asset Management Company, Inc. ("CAMCO") and that CAMCO will enter into sub-advisory agreements for certain portfolios of the Fund.

Therefore, if the mergers and other recommendations of the Fund's Board of Directors are approved, the following changes will be made to your prospectus.

1.  Under the INVESTMENT OPTIONS section of your prospectus, please note the following chart reflects the removal of the Summit Bond Portfolio pursuant to the merger, as well as changes to the investment adviser, subadvisers, and underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Strategy
Summit Mutual Funds, Inc., Summit Pinnacle Series*	Calvert Asset Management Company, Inc.
Summit Balanced Index Portfolio – Summit Investment Partners, Inc. ("Summit")	Index: 60% S&P 500; 40% Lehman Bond Index.
Summit EAFE International Index Portfolio – World Asset Management, Inc.	Index: MSCI EAFE Index.
Summit Inflation Protected Plus Portfolio – Summit	Inflation–adjusted income.
Summit Lehman Aggregate Bond Index Portfolio – Summit	Index: Lehman Aggregate Bond Index.
Summit Lifestyle ETF Market Strategy Aggressive Portfolio – Summit	Target allocation - Aggressive.
Summit Lifestyle ETF Market Strategy Conservative Portfolio – Summit	Target allocation - Conservative.
Summit Lifestyle ETF Market Strategy Target Portfolio – Summit	Target allocation - Moderate.
Summit Nasdaq-100 Index Portfolio – Summit	Index: Nasdaq-100 Index.
Summit Natural Resources Portfolio – Summit	Specialty.
Summit Russell 2000 Small Cap Index Portfolio – Summit	Index: Russell 2000 Index.
Summit S&P 500 Index Portfolio – Summit	Index: S&P 500 Index.
Summit S&P MidCap 400 Index Portfolio – Summit	Index: S&P MidCap 400 Index.
Summit Zenith Portfolio	Long-term capital appreciation.

* The Fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Union Central. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, will replace Ameritas Investment Corp. as the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

2.  APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.

Please see the supplement dated September 15, 2008 provided by the Summit Mutual Fund, Inc. for more information about the portfolio merger. Also see the Calvert Variable Series, Inc. prospectus for information about the Acquiring Portfolio's investment objectives, restrictions and other important information. On request, we will provide you with an additional copy of a fund prospectus or supplement. In addition, if you are invested in the subaccount currently investing in the Merged Portfolio on the record date for the merger you will be receiving a proxy statement and request for voting instructions from us.

All other prospectus provisions remain as stated in your policy and prospectus, as previously amended.

Please retain this supplement with the current prospectus for your variable policy issued by

The Union Central Life Insurance Company.

If you do not have a current prospectus, please contact Union Central at 1-800-825-1551.

APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.880% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2009. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

B - 1

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A CASH VALUE ACCUMULATION TEST
END OF YEAR	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	3,103	2,922	2,742	1,212	1,032	851
2	300,000	300,000	300,000	6,495	5,943	5,413	4,605	4,053	3,523
3	300,000	300,000	300,000	10,205	9,065	8,013	8,314	7,174	6,122
4	300,000	300,000	300,000	14,259	12,287	10,536	12,368	10,396	8,645
5	300,000	300,000	300,000	18,696	15,615	12,986	16,805	13,724	11,095
6	300,000	300,000	300,000	23,541	19,040	15,349	21,839	17,338	13,647
7	300,000	300,000	300,000	28,860	22,587	17,648	27,347	21,075	16,135
8	300,000	300,000	300,000	34,704	26,265	19,884	33,380	24,941	18,560
9	300,000	300,000	300,000	41,134	30,084	22,063	40,000	28,949	20,928
10	300,000	300,000	300,000	48,204	34,042	24,177	47,259	33,097	23,232
15	300,000	300,000	300,000	97,626	56,999	34,117	97,626	56,999	34,117
20	407,703	300,000	300,000	181,625	87,471	44,551	181,625	87,471	44,551
25	616,804	300,000	300,000	317,441	124,605	52,332	317,441	124,605	52,332
30	910,708	300,000	300,000	535,087	170,078	56,191	535,087	170,078	56,191
35	1,334,173	341,969	300,000	881,497	225,941	54,127	881,497	225,941	54,127
40	1,956,948	400,399	300,000	1,429,776	292,537	42,533	1,429,776	292,537	42,533
45	2,894,451	468,724	300,000	2,292,544	371,252	13,942	2,292,544	371,252	13,942
50	4,314,323	549,149	0	3,645,671	464,040	0	3,645,671	464,040	0
55	6,501,944	646,802	0	5,763,521	573,345	0	5,763,521	573,345	0
60	9,810,446	759,117	0	9,128,458	706,345	0	9,128,458	706,345	0
Age 100	13,711,123	865,135	0	13,445,705	848,388	0	13,445,705	848,388	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	2,737	2,569	2,402	846	678	511
2	300,000	300,000	300,000	5,914	5,405	4,916	4,023	3,514	3,025
3	300,000	300,000	300,000	9,384	8,331	7,359	7,493	6,440	5,469
4	300,000	300,000	300,000	13,173	11,348	9,728	11,282	9,457	7,837
5	300,000	300,000	300,000	17,313	14,457	12,020	15,422	12,567	10,129
6	300,000	300,000	300,000	21,832	17,655	14,230	20,130	15,954	12,528
7	300,000	300,000	300,000	26,771	20,947	16,359	25,259	19,435	14,846
8	300,000	300,000	300,000	32,169	24,330	18,400	30,846	23,006	17,077
9	300,000	300,000	300,000	38,076	27,809	20,356	36,941	26,675	19,222
10	300,000	300,000	300,000	44,536	31,380	22,218	43,591	30,435	21,273
15	300,000	300,000	300,000	89,980	52,233	31,009	89,980	52,233	31,009
20	368,366	300,000	300,000	164,101	76,150	36,519	164,101	76,150	36,519
25	544,109	300,000	300,000	280,029	102,611	36,685	280,029	102,611	36,685
30	777,660	300,000	300,000	456,915	130,781	27,756	456,915	130,781	27,756
35	1,091,224	300,000	300,000	720,979	159,240	1,843	720,979	159,240	1,843
40	1,513,001	300,000	0	1,105,421	185,860	0	1,105,421	185,860	0
45	2,085,843	300,000	0	1,652,087	207,914	0	1,652,087	207,914	0
50	2,863,802	300,000	0	2,419,958	221,181	0	2,419,958	221,181	0
55	3,931,452	300,000	0	3,484,959	203,637	0	3,484,959	203,637	0
60	5,406,082	0	0	5,030,271	0	0	5,030,271	0	0
Age 100	6,981,073	0	0	6,845,935	0	0	6,845,935	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	303,097	302,917	302,737	3,097	2,917	2,737	1,206	1,026	846
2	306,477	305,926	305,398	6,477	5,926	5,398	4,586	4,035	3,507
3	310,164	309,029	307,981	10,164	9,029	7,981	8,273	7,138	6,091
4	314,183	312,223	310,483	14,183	12,223	10,483	12,292	10,332	8,592
5	318,570	315,513	312,904	18,570	15,513	12,904	16,679	13,622	11,013
6	323,345	318,887	315,231	23,345	18,887	15,231	21,644	17,185	13,529
7	328,571	322,371	317,486	28,571	22,371	17,486	27,058	20,858	15,973
8	334,294	325,969	319,671	34,294	25,969	19,671	32,970	24,645	18,348
9	340,569	329,692	321,793	40,569	29,692	21,793	39,435	28,558	20,659
10	347,444	333,536	323,842	47,444	33,536	23,842	46,498	32,590	22,897
15	394,706	355,417	333,257	94,706	55,417	33,257	94,706	55,417	33,257
20	474,823	384,272	343,149	174,823	84,272	43,149	174,823	84,272	43,149
25	604,771	417,716	349,840	304,771	117,716	49,840	304,771	117,716	49,840
30	875,587	454,882	351,691	514,452	154,882	51,691	514,452	154,882	51,691
35	1,284,012	493,730	346,331	848,356	193,730	46,331	848,356	193,730	46,331
40	1,884,509	530,114	330,158	1,376,850	230,114	30,158	1,376,850	230,114	30,158
45	2,788,335	556,095	0	2,208,495	256,095	0	2,208,495	256,095	0
50	4,157,103	558,310	0	3,512,817	258,310	0	3,512,817	258,310	0
55	6,265,901	515,447	0	5,554,286	215,447	0	5,554,286	215,447	0
60	9,455,149	400,052	0	8,797,861	100,052	0	8,797,861	100,052	0
Age 100	13,249,198	0	0	12,949,198	0	0	12,949,198	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	302,731	302,564	302,397	2,731	2,564	2,397	840	673	506
2	305,896	305,388	304,901	5,896	5,388	4,901	4,005	3,497	3,011
3	309,345	308,297	307,330	9,345	8,297	7,330	7,454	6,406	5,439
4	313,101	311,287	309,677	13,101	11,287	9,677	11,210	9,396	7,786
5	317,193	314,360	311,942	17,193	14,360	11,942	15,302	12,469	10,051
6	321,644	317,509	314,116	21,644	17,509	14,116	19,943	15,807	12,415
7	326,493	320,738	316,203	26,493	20,738	16,203	24,980	19,225	14,690
8	331,769	324,041	318,193	31,769	24,041	18,193	30,446	22,717	16,869
9	337,517	327,421	320,088	37,517	27,421	20,088	36,382	26,287	18,954
10	343,771	330,870	321,879	43,771	30,870	21,879	42,826	29,924	20,933
15	386,901	350,560	330,096	86,901	50,560	30,096	86,901	50,560	30,096
20	454,356	371,630	334,512	154,356	71,630	34,512	154,356	71,630	34,512
25	558,949	391,505	332,788	258,949	91,505	32,788	258,949	91,505	32,788
30	720,068	405,162	321,132	420,068	105,162	21,132	420,068	105,162	21,132
35	1,005,098	402,901	0	664,075	102,901	0	664,075	102,901	0
40	1,395,824	366,500	0	1,019,810	66,500	0	1,019,810	66,500	0
45	1,926,304	0	0	1,525,725	0	0	1,525,725	0	0
50	2,646,594	0	0	2,236,413	0	0	2,236,413	0	0
55	3,634,986	0	0	3,222,163	0	0	3,222,163	0	0
60	5,000,054	0	0	4,652,468	0	0	4,652,468	0	0
Age 100	6,261,376	0	0	5,961,376	0	0	5,961,376	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	3,103	2,922	2,742	1,212	1,032	851
2	300,000	300,000	300,000	6,495	5,943	5,413	4,605	4,053	3,523
3	300,000	300,000	300,000	10,205	9,065	8,013	8,314	7,174	6,122
4	300,000	300,000	300,000	14,259	12,287	10,536	12,368	10,396	8,645
5	300,000	300,000	300,000	18,696	15,615	12,986	16,805	13,724	11,095
6	300,000	300,000	300,000	23,541	19,040	15,349	21,839	17,338	13,647
7	300,000	300,000	300,000	28,860	22,587	17,648	27,347	21,075	16,135
8	300,000	300,000	300,000	34,704	26,265	19,884	33,380	24,941	18,560
9	300,000	300,000	300,000	41,134	30,084	22,063	40,000	28,949	20,928
10	300,000	300,000	300,000	48,204	34,042	24,177	47,259	33,097	23,232
15	300,000	300,000	300,000	97,626	56,999	34,117	97,626	56,999	34,117
20	300,000	300,000	300,000	182,240	87,471	44,551	182,240	87,471	44,551
25	420,327	300,000	300,000	323,328	124,605	52,332	323,328	124,605	52,332
30	667,423	300,000	300,000	556,186	170,078	56,191	556,186	170,078	56,191
35	1,080,130	300,000	300,000	939,244	227,104	54,127	939,244	227,104	54,127
40	1,652,468	317,281	300,000	1,573,779	302,172	42,533	1,573,779	302,172	42,533
45	2,755,259	418,158	300,000	2,624,056	398,246	13,942	2,624,056	398,246	13,942
50	4,558,735	542,490	0	4,341,652	516,657	0	4,341,652	516,657	0
55	7,479,565	693,508	0	7,123,395	660,484	0	7,123,395	660,484	0
60	11,778,564	846,674	0	11,778,564	846,674	0	11,778,564	846,674	0
Age 100	17,731,874	1,036,538	0	17,731,874	1,036,538	0	17,731,874	1,036,538	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	2,737	2,569	2,402	846	678	511
2	300,000	300,000	300,000	5,914	5,405	4,916	4,023	3,514	3,025
3	300,000	300,000	300,000	9,384	8,331	7,359	7,493	6,440	5,469
4	300,000	300,000	300,000	13,173	11,348	9,728	11,282	9,457	7,837
5	300,000	300,000	300,000	17,313	14,457	12,020	15,422	12,567	10,129
6	300,000	300,000	300,000	21,832	17,655	14,230	20,130	15,954	12,528
7	300,000	300,000	300,000	26,771	20,947	16,359	25,259	19,435	14,846
8	300,000	300,000	300,000	32,169	24,330	18,400	30,846	23,006	17,077
9	300,000	300,000	300,000	38,076	27,809	20,356	36,941	26,675	19,222
10	300,000	300,000	300,000	44,536	31,380	22,218	43,591	30,435	21,273
15	300,000	300,000	300,000	89,980	52,233	31,009	89,980	52,233	31,009
20	300,000	300,000	300,000	164,717	76,150	36,519	164,717	76,150	36,519
25	377,035	300,000	300,000	290,027	102,611	36,685	290,027	102,611	36,685
30	594,270	300,000	300,000	495,225	130,781	27,756	495,225	130,781	27,756
35	951,171	300,000	300,000	827,105	159,240	1,843	827,105	159,240	1,843
40	1,440,438	300,000	0	1,371,846	185,860	0	1,371,846	185,860	0
45	2,376,679	300,000	0	2,263,503	207,914	0	2,263,503	207,914	0
50	3,860,663	300,000	0	3,676,822	221,181	0	3,676,822	221,181	0
55	6,144,669	300,000	0	5,852,066	203,637	0	5,852,066	203,637	0
60	9,528,576	0	0	9,528,576	0	0	9,528,576	0	0
Age 100	14,347,551	0	0	14,347,551	0	0	14,347,551	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	303,097	302,917	302,737	3,097	2,917	2,737	1,206	1,026	846
2	306,477	305,926	305,398	6,477	5,926	5,398	4,586	4,035	3,507
3	310,164	309,029	307,981	10,164	9,029	7,981	8,273	7,138	6,091
4	314,183	312,223	310,483	14,183	12,223	10,483	12,292	10,332	8,592
5	318,570	315,513	312,904	18,570	15,513	12,904	16,679	13,622	11,013
6	323,345	318,887	315,231	23,345	18,887	15,231	21,644	17,185	13,529
7	328,571	322,371	317,486	28,571	22,371	17,486	27,058	20,858	15,973
8	334,294	325,969	319,671	34,294	25,969	19,671	32,970	24,645	18,348
9	340,569	329,692	321,793	40,569	29,692	21,793	39,435	28,558	20,659
10	347,444	333,536	323,842	47,444	33,536	23,842	46,498	32,590	22,897
15	394,706	355,417	333,257	94,706	55,417	33,257	94,706	55,417	33,257
20	474,823	384,272	343,149	174,823	84,272	43,149	174,823	84,272	43,149
25	604,771	417,716	349,840	304,771	117,716	49,840	304,771	117,716	49,840
30	815,343	454,882	351,691	515,343	154,882	51,691	515,343	154,882	51,691
35	1,156,784	493,730	346,331	856,784	193,730	46,331	856,784	193,730	46,331
40	1,711,055	530,114	330,158	1,411,055	230,114	30,158	1,411,055	230,114	30,158
45	2,611,900	556,095	0	2,311,900	256,095	0	2,311,900	256,095	0
50	4,078,839	558,310	0	3,778,839	258,310	0	3,778,839	258,310	0
55	6,482,831	515,447	0	6,174,124	215,447	0	6,174,124	215,447	0
60	10,404,038	400,052	0	10,104,038	100,052	0	10,104,038	100,052	0
Age 100	15,318,247	0	0	15,018,247	0	0	15,018,247	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

THE UNION CENTRAL LIFE INSURANCE COMPANY VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES				$ 300,000 BASE DEATH BENEFIT OPTION B GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	302,731	302,564	302,397	2,731	2,564	2,397	840	673	506
2	305,896	305,388	304,901	5,896	5,388	4,901	4,005	3,497	3,011
3	309,345	308,297	307,330	9,345	8,297	7,330	7,454	6,406	5,439
4	313,101	311,287	309,677	13,101	11,287	9,677	11,210	9,396	7,786
5	317,193	314,360	311,942	17,193	14,360	11,942	15,302	12,469	10,051
6	321,644	317,509	314,116	21,644	17,509	14,116	19,943	15,807	12,415
7	326,493	320,738	316,203	26,493	20,738	16,203	24,980	19,225	14,690
8	331,769	324,041	318,193	31,769	24,041	18,193	30,446	22,717	16,869
9	337,517	327,421	320,088	37,517	27,421	20,088	36,382	26,287	18,954
10	343,771	330,870	321,879	43,771	30,870	21,879	42,826	29,924	20,933
15	386,901	350,560	330,096	86,901	50,560	30,096	86,901	50,560	30,096
20	454,356	371,630	334,512	154,356	71,630	34,512	154,356	71,630	34,512
25	558,949	391,505	332,788	258,949	91,505	32,788	258,949	91,505	32,788
30	720,068	405,162	321,132	420,068	105,162	21,132	420,068	105,162	21,132
35	966,155	402,901	0	666,155	102,901	0	666,155	102,901	0
40	1,338,124	366,500	0	1,038,124	66,500	0	1,038,124	66,500	0
45	1,895,877	0	0	1,595,877	0	0	1,595,877	0	0
50	2,730,823	0	0	2,430,823	0	0	2,430,823	0	0
55	3,978,369	0	0	3,678,369	0	0	3,678,369	0	0
60	5,862,343	0	0	5,562,343	0	0	5,562,343	0	0
Age 100	7,644,621	0	0	7,344,621	0	0	7,344,621	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.